Related Party Transactions (Details) (USD $)	3 Months Ended									12 Months Ended						3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Feedstock and Shared Services Agreement	Dec. 31, 2012 Feedstock and Shared Services Agreement	Dec. 31, 2011 Feedstock and Shared Services Agreement	Mar. 31, 2013 Feedstock and Shared Services Agreement High-pressure steam	Mar. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2011 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2010 Feedstock and Shared Services Agreement High-pressure steam	Mar. 31, 2013 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 Lease Agreement	Mar. 31, 2012 Lease Agreement	Dec. 31, 2012 Lease Agreement	Dec. 31, 2011 Lease Agreement	Dec. 31, 2010 Lease Agreement	Mar. 31, 2013 Environmental Agreement Minimum	Dec. 31, 2012 Environmental Agreement Minimum	Mar. 31, 2013 Limited Partnership Agreement	Mar. 31, 2013 CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 CRNF Feedstock and Shared Services Agreement Hydrogen	Mar. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2011 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2010 CRNF Feedstock and Shared Services Agreement Hydrogen	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Mar. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2010 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Apr. 30, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Mar. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement T	Mar. 31, 2012 CRNF CRRM Coke Supply Agreement	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement T	Dec. 31, 2011 CRNF CRRM Coke Supply Agreement	Dec. 31, 2010 CRNF CRRM Coke Supply Agreement	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement Minimum T	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Minimum T	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement Maximum	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Maximum	Mar. 31, 2013 CRNF CRRM Lease Agreement	Dec. 31, 2012 CRNF CRRM Lease Agreement	Mar. 31, 2013 CRNF CRRM Lease Agreement Minimum	Dec. 31, 2012 CRNF CRRM Lease Agreement Minimum	Mar. 31, 2013 CRNF CRRM Lease Agreement Maximum item	Dec. 31, 2012 CRNF CRRM Lease Agreement Maximum item	May 04, 2012 CRNF Coffeyville Resources Terminal, LLC Terminal Operating and Lease Agreement	Mar. 31, 2013 CRNF Coffeyville Resources Terminal, LLC Terminal Operating and Lease Agreement	Mar. 31, 2013 CVR Energy, Inc CVR GP, LLC Services Agreement	Mar. 31, 2013 CVR Energy, Inc CVR GP, LLC Services Agreement Minimum	Mar. 31, 2013 CVR Energy, Inc CVR GP, LLC Services Agreement Maximum	Jan. 23, 2013 CRLLC Intercompany credit facility	Mar. 31, 2013 CRLLC Intercompany credit facility
Related party transactions
Revenue from related party	$ 2,274,018,000	$ 1,816,173,000	$ 2,337,457,000	$ 2,229,629,000	$ 1,898,485,000	$ 979,478,000	$ 1,284,677,000	$ 1,376,681,000	$ 1,111,978,000	$ 8,281,744,000	$ 4,752,814,000	$ 3,905,602,000																								$ 200,000	$ 0	$ 200,000	$ 1,000,000	$ 1,800,000															$ 2,700,000	$ 2,400,000	$ 9,900,000	$ 11,400,000	$ 4,300,000												$ 7,000
Cost of product sold (exclusive of depreciation and amortization)	1,805,774,000	1,476,484,000	1,694,122,000	1,866,245,000	1,630,665,000	849,077,000	1,024,779,000	1,122,763,000	931,001,000	6,667,516,000	3,927,620,000	3,539,793,000																								29,000	5,700,000	6,300,000	14,200,000	100,000
Other current liabilities	8,344,000	404,000				278,000				404,000	278,000		200,000	400,000	300,000						200,000	200,000	200,000													29,000	200,000	200,000	100,000																																	8,200,000
Net reimbursed or (paid) direct operating expenses																(3,000)	36,000	10,000	200,000	100,000											0	100,000	100,000	200,000	200,000										200,000	500,000	1,400,000	1,500,000	800,000		100,000	100,000	100,000	300,000
Amount paid for direct operating expenses																																													0	0	0	0	0				0	0
Period for payment of cost of installation of pipe																																																		3 years
Percentage of payment agreed to be paid for cost of capital in fourth year																																																		15.00%
Asset included in other current assets	1,355,000	878,000				881,000				878,000	881,000		800,000	400,000	300,000						500,000	500,000	500,000	0		0	0																												900,000		600,000	1,000,000
Asset included in other non-current assets	239,000	355,000				850,000				355,000	850,000										200,000	400,000	800,000
Liability included in other non-current liabilities																					1,300,000	1,300,000	1,500,000
Initial term of agreement																													20 years	20 years											20 years	20 years													20 years		20 years
Renewal period of agreement																																									5 years	5 years													5 years		5 years													5 years
Notice period for termination of agreement																																											3 years	3 years																3 years	3 years			180 days	180 days								180 days	1 year
Percentage of annual production of pet coke to be delivered																																																							100.00%		100.00%
Annual production of pet coke (in tons)																																																							500,000		500,000
Monthly production volume of product which allows for the purchasing party the option to purchase any excess at rates stated in the agreement (in tons)																																																												41,667	41,667
Pet coke price used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																							25		25			5	5	40	40
UAN-based netback price, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																							205		205
Pet coke price adjustment for every $1.00 change in the UAN netback price, exclusive of transportation cost, used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																							0.50		0.50
UAN-based netback price change, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																							1.00		1.00
Notice period for termination of agreement during any renewal term																																																																						180 days
Annual rent to be paid																																																																						1.00
Fees to be paid for UAN placed into the terminal (in dollars per ton)																																																																						4.00
Fees to be paid for UAN placed out of the terminal (in dollars per ton)																																																																						4.00
Number of times the agreement can be renewed																																																																				5	5
Additional renewal period of agreement																																																																1 year	1 year
Notice period for renewal of agreement																																																																		60 days	60 days
Expense incurred related to the use of the office and laboratory space	800,000				700,000					2,900,000	1,400,000	600,000												27,000	26,000	100,000	100,000	100,000
Notice period for exclusion of service from agreement																																																																								180 days
Expenses from transaction with related party																																																																								20,900,000
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647,000	18,626,000	21,244,000	26,096,000	20,214,000	19,495,000	9,175,000	9,361,000	12,951,000	86,180,000	50,982,000	43,071,000																																																												14,600,000
Direct operating expenses (exclusive of depreciation and amortization)	86,046,000	173,351,000	88,890,000	71,583,000	92,703,000	103,691,000	54,510,000	44,054,000	45,410,000	426,527,000	247,665,000	153,112,000																																																												6,300,000
Amount of credit facility																																																																											150,000,000
Term of credit facility																																																																											6 years
Variable rate basis																																																																											LIBOR
Basis spread on variable rate (as a percent)																																																																											3.00%
Amount outstanding under intercompany credit facility																																																																												$ 150,000,000